Loans Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable
Long term loan receivable	¥ 241.2	¥ 364.7
Minimum
Accounts, Notes, Loans and Financing Receivable
Loan interest rate	3.90%	3.90%
Maximum
Accounts, Notes, Loans and Financing Receivable
Loan interest rate	13.50%	13.50%
Purchased past due loan
Accounts, Notes, Loans and Financing Receivable
Loans receivable	¥ 1.8	¥ 12.5
Amount of past due loan collected or transferred to other investors	¥ 19.4	¥ 39.7